Equity - Warrants (Details) - USD ($)		1 Months Ended
	Mar. 08, 2022	Jul. 31, 2020	Jul. 31, 2023
Class of Stock [Line Items]
Number of warrants issued		150,000
Warrants to purchase ordinary shares		150,000
Maximum aggregate exercise price of warrants	$ 10,000,000
Exercise price of warrants		$ 6.00
Number of warrants exercised			0
Any part of the warrant that is exercised between March 8, 2022 and January 3, 2023
Class of Stock [Line Items]
Exercise price of warrants	$ 1.80
Maximum exercise of warrants without prior consent	$ 4,000,000
Any part of the warrant that is exercised between January 4, 2023 and January 3, 2024
Class of Stock [Line Items]
Exercise price of warrants	$ 2.50
Maximum exercise of warrants without prior consent	$ 7,000,000
Any part of the warrant that is exercised between January 4, 2024 and January 3, 2025
Class of Stock [Line Items]
Exercise price of warrants	$ 3.00
Maximum exercise of warrants without prior consent	$ 10,000,000